Other current receivables (Tables)	12 Months Ended
Dec. 31, 2018
Current receivables
Schedule of other current receivables

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Receivable from sold equipment	1,847	1,780	2,727
Receivable on Kazakhtelecom	—	548	405
VAT receivable	38	217	69
Receivable on Net4Mobility, joint operation in Sweden	171	166	144
Receivable on suppliers	208	134	193
Receivable on Svenska UMTS-nät, joint operation in Sweden	14	19	17
Derivatives	33	17	55
Current tax receivables	16	22	75
Prepayment T-Mobile Netherlands, Mobile site access	—	—	35
Other	86	38	26
Total other current receivables	2,413	2,941	3,746